Leases - Schedule of Non-Cancellable lease Contract (Details) - Office Premises [Member]	Dec. 31, 2025
Minimum [Member]
Leases - Schedule of Non-Cancellable lease Contract (Details) [Line Items]
Lease term	2 years
Maximum [Member]
Leases - Schedule of Non-Cancellable lease Contract (Details) [Line Items]
Lease term	5 years